Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Total interest income	$ 4,383	$ 4,146	$ 4,295
Cash and investments	43	22	8
Total interest income	4,383	4,146	4,295
Total interest expense	2,971	2,441	2,074
Net interest income	1,412	1,705	2,221
Less: provisions for loan losses	426	429	581
Net interest income after provisions for loan losses	986	1,276	1,640
Other income (loss):
Servicing revenue	290	304	340
Asset recovery and business processing revenue	475	390	367
Other income	9	7	17
Gains (losses) on sales of loans and investments	3		(9)
Gains (losses) on debt repurchases	(3)	1	21
Gains (losses) on derivative and hedging activities, net	22	117	166
Total other income	796	819	902
Expenses:
Salaries and benefits	519	500	467
Other operating expenses	447	451	451
Total operating expenses	966	951	918
Goodwill and acquired intangible asset impairment and amortization expense	23	36	12
Restructuring/other reorganization expenses	29		32
Total expenses	1,018	987	962
Income from continuing operations, before income tax expense	764	1,108	1,580
Income tax expense	472	427	597
Net income from continuing operations	292	681	983
Income from discontinued operations, net of tax expense			1
Net income attributable to Navient Corporation	$ 292	$ 681	$ 984
Basic earnings per common share attributable to Navient Corporation	$ 1.06	$ 2.15	$ 2.62
Average common shares outstanding	275	316	376
Diluted earnings per common share attributable to Navient Corporation	$ 1.04	$ 2.12	$ 2.58
Average common and common equivalent shares outstanding	281	322	382
Dividends per common share attributable to Navient Corporation	$ 0.64	$ 0.64	$ 0.64
FFELP Loans [Member]
Interest income:
Total interest income	$ 2,693	$ 2,528	$ 2,524
Total interest income	2,693	2,528	2,524
Less: provisions for loan losses	42	43	46
Private Education Loans [Member]
Interest income:
Total interest income	1,634	1,587	1,756
Total interest income	1,634	1,587	1,756
Less: provisions for loan losses	382	383	538
Other Loans [Member]
Interest income:
Total interest income	13	9	7
Total interest income	$ 13	$ 9	$ 7